Certain Nontraditional Long-Duration Contracts and Variable Annuity Guarantees - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Long-Duration Contracts, Assumptions by Product and Guarantee [Line Items]
GMWB reserve liability	$ (2,154)	$ 2,626
GMWB with guaranteed payments reserve liability	441	196
Life contingent payouts	1,153	1,149
Lifetime income rider liability	58	37
Separate account assets	195,906	248,949
Separate account liabilities	195,906	248,949
Group variable annuity contract deposit
Long-Duration Contracts, Assumptions by Product and Guarantee [Line Items]
Separate account assets	$ 284	$ 390
Discount Rate Period, 2020 And Later Issues | Measurement Input, Discount Rate
Long-Duration Contracts, Assumptions by Product and Guarantee [Line Items]
Discount rate	7.15%	7.15%
Discount Rate Period, 2013 Through 2019 Issues | Measurement Input, Discount Rate
Long-Duration Contracts, Assumptions by Product and Guarantee [Line Items]
Discount rate	7.40%	7.40%
Discount Rate Period, 2012 And Prior Issues | Measurement Input, Discount Rate
Long-Duration Contracts, Assumptions by Product and Guarantee [Line Items]
Discount rate	8.40%	8.40%
GMDB
Long-Duration Contracts, Assumptions by Product and Guarantee [Line Items]
Investment performance rate	7.15%	7.15%
GMDB | Minimum
Long-Duration Contracts, Assumptions by Product and Guarantee [Line Items]
Mortality rate	40.00%	40.00%
Lapse rate	0.30%	0.30%
GMDB | Maximum
Long-Duration Contracts, Assumptions by Product and Guarantee [Line Items]
Mortality rate	100.00%	100.00%
Lapse rate	27.90%	27.90%
GMIB
Long-Duration Contracts, Assumptions by Product and Guarantee [Line Items]
Life contingent payouts	$ 142	$ 78
Insurance benefits | Measurement Input, Discount Rate
Long-Duration Contracts, Assumptions by Product and Guarantee [Line Items]
Measurement input	0.030	0.055